UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:       ______________

Central Index Key Number of securitizer:    ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001811394
Central Index Key Number of sponsor: N/A

                         First Republic Mortgage Trust 2020-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001811416
Central Index Key Number of underwriter (if applicable): N/A

Legal Dept. – Corporate Paralegal, (415) 392-1400
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.                          Findings and Conclusions of a Third Party Due Diligence Report Obtained By  the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: May 12, 2020
FRB DEPOSITOR, LLC (Securitizer)

By: FIRST REPUBLIC BANK, as sole member and manager

By: /s/ John Glander
Name: John Glander Title: Senior Vice President

EXHIBIT INDEX
Exhibit Number

99.1            Clayton Narrative
99.2            Conditions Report
99.3            Loan Level Tape Compare
99.4            Non ATR QM Upload
99.5            Rating Agency ATR QM Data Fields
99.6            Valuations Summary
99.7            Waived Conditions Summary
99.8            Attestation Forms
99.9            Form 15E